Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep. 14, 2020
Entity Registrant Name	dei_EntityRegistrantName	Exchange Listed Funds Trust
Entity Central Index Key	dei_EntityCentralIndexKey	0001547950
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Sep. 14, 2020
Document Effective Date	dei_DocumentEffectiveDate	Sep. 14, 2020
Prospectus Date	rr_ProspectusDate	Sep. 14, 2020
Cabana Target Drawdown 5 ETF | Cabana Target Drawdown 5 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSA
Cabana Target Drawdown 7 ETF | Cabana Target Drawdown 7 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSB
Cabana Target Drawdown 10 ETF | Cabana Target Drawdown 10 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSC
Cabana Target Drawdown 13 ETF | Cabana Target Drawdown 13 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSD
Cabana Target Drawdown 16 ETF | Cabana Target Drawdown 16 ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	TDSE